Quarterly Financial Data	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
Quarterly Financial Data

(11) Quarterly Financial Data (Unaudited)

	Quarter Ended
Fiscal 2012	July 31	October 31	January 31	April 30

Revenues	$10,270	$10,406	$8,420	$6,983
Gross profit	2,894	2,521	1,671	1,484
Net income (loss)	(854)	(1,179)	(4,183)	2,957
Net income (loss) per basic and diluted common share	(.08)	(.11)	(.39)	.28

	Quarter Ended
Fiscal 2011	July 31	October 31	January 31	April 30

Revenues	$12,744	$10,949	$11,873	$11,281
Gross profit	3,123	2,413	2,903	2,631
Net loss	(1,239)	(1,715)	(839)	(841)
Net loss per basic and diluted common share	(.14)	(.19)	(.09)	(.09)

Earnings (loss) per share is calculated independently for each quarter and, therefore, may not equal the total for the year.